PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 8,918	$ 9,028
Less: Accumulated depreciation	(6,733)	(6,239)
Property and equipment, net	2,185	2,789
Depreciation expenses	1,419	1,280	$ 1,223
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,195	1,466
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	3,350	3,386
IT equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,454	2,437
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,705	$ 1,739
Construction-in-process
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 214